Lease liability and Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements of the right-of-use assets [roll forward]
Right-of-use assets at beginning of period	$ 1,415	$ 1,410
Impact of acquisitions and divestments of businesses, net	(1)	42
Impact of acquisitions applying the optional concentration test	8
Additions to right-of-use assets	458	304	$ 421
Depreciation charge	(276)	(257)
Impairment loss recognised in profit or loss, right of use assets		1
Lease contract terminations, right-of-use assets	(103)	(36)
Increase (decrease) through net exchange differences, right-of-use assets	69	(49)
Right-of-use assets at end of period	$ 1,570	$ 1,415	1,410
Continuing operations
Movements of the right-of-use assets [roll forward]
Depreciation charge			$ (259)